Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Feb. 13, 2024	Dec. 31, 2022
Preferred stock, par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Dividends payable				$ 6	$ 6	$ 8	$ 8
Valent Assignment Agreement [Member]
Percentage of net sales								5.00%
Related Party
Related party payables		$ 98		$ 98		298	$ 721
Related Party | Previously Reported [Member]
Related party payables						$ 298			$ 721
Preferred Stock Series A
Preferred Stock, shares issued		279,000		279,000		279,000	279,000
Preferred stock, rate of dividend	3.00%
Valent Technologies LLC [Member]
Loan payable outstanding amount	$ 279
Aggregate accrued interest	$ 29
Dividends payable		$ 2	$ 2	$ 6	$ 6	$ 8	$ 8
Valent Technologies LLC [Member] | Preferred Stock Series A
Preferred Stock, shares issued	279
Preferred stock, par value	$ 1